Private Placement (Details) - Cartesian Growth Corp [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Feb. 26, 2021	Feb. 23, 2021
IPO [Member]
Private Placement (Details) [Line Items]
Private placement warrants	8,900,000	8,900,000
Price per share	$ 1	$ 1	$ 10	$ 10
Private Placement [Member]
Private Placement (Details) [Line Items]
Price per share	$ 1	$ 1
Aggregate purchase price	$ 8,900,000	$ 8,900,000